Subsequent Event - Additional Information (Detail) $ in Thousands	Nov. 30, 2022 USD ($)
Subsequent Event [Line Items]
Litigation settlement, amount awarded from other party	$ 750
Subsequent Event [Member]
Subsequent Event [Line Items]
Litigation settlement, amount awarded from other party	$ 750